ACQUISITIONS AND PRO FORMA RESULTS (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013 Tarsus Medical, Inc.	Sep. 23, 2011 Ascension Orthopedics, Inc.	May 23, 2011 SeaSpine, Inc.	Jan. 24, 2013 Cash Consideration One Tarsus Medical, Inc.	Dec. 31, 2013 Cash Consideration One Tarsus Medical, Inc.	Dec. 31, 2012 Cash Consideration One Tarsus Medical, Inc.	Jan. 24, 2013 Cash Consideration Two Tarsus Medical, Inc.
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability				$ 1,600,000			$ 1,600,000	$ 1,227,000	$ 0
Fair Value Inputs, Discount Rate							4.30%			16.50%
Net assets acquired				4,665,000	66,041,000	88,700,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred				200,000	200,000
Payments to Acquire Businesses, Gross				4,700,000	66,000,000
Payments to Acquire Businesses, Net of Cash Acquired	2,980,000	7,278,000	151,951,000	3,100,000
Business acquisition, amount paid for working capital adjustments						300,000
Business acquisition, amount received from escrow					700,000
Business acquisition, indemnification holdback						7,400,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low				1,500,000
Contingent Consideration Arrangements, Maximum Payout				$ 11,500,000